Note 24 - Debt Securities Issued	12 Months Ended
Dec. 31, 2018
Debt Securities Issued Abstract
Disclosure of Debt Securities Issued

24. Debt securities issued

					Carrying amount as of
Detail	Issuance date	Nominal Value (in thousands of pesos)	Maturity date	Annual Nominal Rate (*)	December 31, 2018	December 31, 2017	January 1, 2017

Class 9	02/11/2014	145,116	02/11/2017	Badlar Private + 4.70%	-	-	263,699
Class 11	07/18/2014	165,900	07/18/2017	Badlar Private + 3.75%	-	-	305,679
Class 13	11/13/2014	107,500	11/13/2017	Badlar Private + 3.75%	-	-	198,074
Class 16	07/30/2015	204,375	07/30/2017	Badlar Private + 3.75%	-	-	376,572
Class 17	12/28/2015	199,722	06/28/2017	Badlar Private + 3.50%	-	-	349,624
Class 18	12/28/2015	152,500	12/28/2018	Badlar Private + 4.08%	-	225,160	280,989
Class 19	08/08/2016	207,500	02/08/2018	Badlar Private + 2.40%	-	306,365	382,330
Class 20	08/08/2016	292,500	08/08/2019	Badlar Private + 3.23%	289,000	428,910	538,946
Class 21	11/18/2016	90,000	05/18/2018	Badlar Private + 2.75%	-	132,881	165,830
Class 22	11/18/2016	181,053	11/18/2019	Badlar Private + 3.50%	181,053	265,840	333,600
Class 23	12/27/2017	553,125	12/27/2019	TM20 + 3.20%	551,125	816,665	-
Class 24	12/27/2017	546,500	12/27/2020	Badlar Private + 4.25%	541,500	806,883	-
Class 25	11/08/2018	784,334	08/11/2020	UVA + 9.50%	856,473	-	-
				Total Capital	2,419,151	2,982,704	3,195,343
				Interest accrued	54,539	47,707	95,980
				Total capital and interest accrued	2,473,690	3,030,411	3,291,323

(*) Definitions:

BADLAR: Interest rate for time deposits of an amount superior than 1 (one) million pesos, from 30 to 35 days.

TM20: is the single arithmetic mean of interest rates for term deposits of twenty million pesos or more and thirty to thirty five day terms.

UVA: It is a unit of measure that is updated daily according to CER, based on the consumer price index.

For all classes, interest is paid on a quarterly basis.

On February 28, 2019, the Bank issued Class 26 and 27 Corporate Bonds. Class 26 Corporate Bonds were fully subscribed and paid in for 529,400, at 9-month and fully payable upon maturity, with an annual nominal applicable rate of 43% and payment of interest upon maturity of the Corporate Bond.

Additionally, Class 27 Corporate Bonds were fully subscribed and paid in for 1,090,000, at 18 months and fully payable upon maturity, at private Badlar and an annual nominal applicable margin of 6.25% and quarterly interest payments.